UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811- 21070
                                   ------------

                  Runkel Funds, Inc.
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  903 Chevy Street, Belmont, CA 94002
-----------------------------------------------------------------------
     (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   06/30
                          ------

Date of reporting period:  12/31/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT
                                December 31, 2004
                                   (Unaudited)










                                 RunkelValueFund

                                Runkel Value Fund
                               Semi-Annual Report




                                TABLE OF CONTENTS



       Manager's Discussion of Fund Performance ......................3

       Shareholder Expense Example....................................6

       Schedule of Investments .......................................8

       Statement of Assets and Liabilities ...........................10

       Statement of Operations .......................................11

       Statement of Changes in Net Assets ............................12

       Financial Highlights ..........................................13

       Notes to Financial Statements .................................14

       Directors and Officers Chart ..................................18

Dear Fellow Shareholders,

The Runkel Value Fund rose 8.61% during the six-month period ended December 31, 2004 and 10.16% for the full year of 2004. Below is a comparison of the Fund's performance to that of the S&P 500 Index.

----------------------------------------------------------------------------------------------
Total returns through 12/31/04:

                       FISCAL QUARTER      SIX MONTHS ENDING                SINCE INCEPTION
                      ENDING 12/31/04          12/31/04         1 YEAR      (JULY 1, 2002)
                      ------------------  -------------------  ---------   ----------------

RUNKEL VALUE FUND             10.29%                8.61%       10.16%          10.72%

S&P 500 Index*                 9.19%                7.15%       10.83%          11.29%
---------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since inception figures are average annual returns for the period from 7/01/02 to 12/31/04. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-419-5159 or by visiting www.runkelvaluefund.com.
                              ------------------------

* The S&P 500 Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than is found in the Fund's portfolio. The Index assumes reinvestment of all distributions and excludes the effect of taxes and fees.

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-419-5159. The Fund's investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and can be obtained by calling 1-800-419-5159 or visiting www.runkelvaluefund.com. Past performance
                                      -----------------------
does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. The shares of the Fund are distributed by Unified Financial Securities, Inc.

         COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE RUNKEL
                        VALUE FUND AND THE S&P 500 INDEX

                                     RUNKEL     S&P 500 INDEX

                      6/30/2002    10,000.00     10,000.00
                      9/30/2002     8,546.67      8,454.12
                     12/31/2002     9,006.71      9,166.53
                      3/31/2003     8,753.00      8,877.85
                      6/30/2003    10,301.96     10,243.75
                      9/30/2003    10,468.88     10,514.87
                     12/31/2003    11,709.23     11,793.30
                      3/31/2004    11,689.14     11,992.89
                      6/30/2004    11,876.60     12,199.07
                      9/30/2004    11,695.84     11,970.32
                     12/31/2004    12,898.82     13,070.84

5

The chart above assumes an initial investment of $10,000 made on July 1, 2002 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


The U.S. economy and corporate earnings continued to expand during the six-month period under review as higher consumer confidence and an improving job market helped drive consumer spending. Despite slightly higher interest rates, housing activity remained at near record levels and industrial production and factory usage also expanded strongly during the period. The stock market went sideways for most of the six-month period under review as concerns regarding the outcome of the election, potential terrorist activity and the ongoing conflict in Iraq weighed on the markets. However, apparent relief that the election was decided quickly helped start a rally in early November that continued through the end of the year. Overall, the rally in the last two months of the year helped produce high single digit returns for most of the major market indices and the Fund during the period.

OUTLOOK - ECONOMY & STOCK MARKET
While fiscal and monetary policy is likely to be less stimulative going forward, corporate earnings should continue to expand which should help improve the job market and consumer spending. Inflation and interest rates will most likely increase slightly but remain at relatively low levels. Overall, we believe the U.S. economy and corporate earnings should continue to expand in 2005 which could lead to a modest rise in equity prices.

OUTLOOK - FUND
Boosted by a strong economy, we believe that the earnings, cash flows and market valuations of the companies owned by the Fund should continue to expand going forward. All of the businesses owned in the Fund are large well-known companies, which we expect to be even larger and more valuable going forward barring any major unforeseen events that could negatively affect their businesses. More importantly we believe that most of the companies remain undervalued. Therefore, the Fund is positioned to benefit from both the growth of the underlying businesses and the appreciation in price to fair value going forward.

Thank you for your support of the Runkel Value Fund. We welcome your comments and look forward to serving you in the future.




                                                      Thomas J. Runkel, CFA
                                              President, Runkel Funds, Inc.

FUND HOLDINGS - (UNAUDITED)
-------------


         RUNKEL VALUE FUND PORTFOLIO ANALYSIS AS OF DECEMBER 31, 2004 1

                  U.S. Common Stocks                   87.21%
                  Other Equity Securities               0.00%
                  Short-Term Investments               12.79%

1 As a percent of total assets.

The Fund seeks to maximize its performance by investing in fifteen to thirty common stocks that Runkel Advisors, LLC, the Fund's Advisor, believes are undervalued. The Fund invests for the long term (typically five years or more) and avoids short-term trading and market timing.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
----------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------ --------------- -------------------- ------------------------------
        RUNKEL VALUE FUND         BEGINNING       ENDING ACCOUNT     EXPENSES PAID DURING PERIOD*
                                ACCOUNT VALUE         VALUE          JULY 1 - DECEMBER 31, 2004
                                JULY 1, 2004    DECEMBER 31, 2004
------------------------------ --------------- -------------------- ------------------------------
Actual                           $1,000.00          $1,086.10                  $2.82
(8.61% return)
------------------------------ --------------- -------------------- ------------------------------
Hypothetical                     $1,000.00          $1,022.51                  $2.73
(5% return before expenses)
------------------------------ --------------- -------------------- ------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

RUNKEL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)



COMMON STOCKS - 87.70%                                              SHARES              VALUE
                                                                 -------------     ----------------

BEVERAGES - 1.80%
Coca Cola Co.                                                             900       $      37,467
                                                                                   ----------------

CABLE & OTHER PAY TELEVISION SERVICES - 9.62%
Comcast Corp. Class A (a)                                               1,035               34,445
Comcast Corp. (a)                                                       2,000               65,680
Liberty Media Corp. - Class A (a)                                       9,074               99,632
                                                                                   ----------------
                                                                                           199,757
                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 4.57%
General Electric Co.                                                    2,600               94,900
                                                                                   ----------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 4.97%
Federal Home Loan Mortgage (Freddie Mac)                                1,400              103,180
                                                                                   ----------------

FINANCE SERVICES - 6.18%
American Express Co.                                                    2,275              128,242
                                                                                   ----------------

FIRE, MARINE & CASUALTY INSURANCE - 5.16%
SAFECO Corp.                                                            2,050              107,092
                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 4.14%
Kraft Foods, Inc.                                                       2,415               85,998
                                                                                   ----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.76%
Ford Motor Co.                                                          2,500               36,600
                                                                                   ----------------

NATIONAL COMMERCIAL BANKS - 1.97%
Citigroup, Inc.                                                           850               40,953
                                                                                   ----------------

PETROLEUM REFINING - 1.98%
Exxon Mobil Corp.                                                         800               41,008
                                                                                   ----------------

REFUSE SYSTEMS - 4.61%
Waste Management, Inc.                                                  3,200               95,808
                                                                                   ----------------

RETAIL - EATING PLACES - 5.25%
McDonald's Corp.                                                        3,400              109,004
                                                                                   ----------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 4.94%
Home Depot, Inc.                                                        2,400              102,576
                                                                                   ----------------

RETAIL - VARIETY STORES - 5.13%
Costco Wholesale Corp.                                                  2,200              106,502
                                                                                   ----------------
See accompanying notes which are an integral part of the financial statements.

                                       8

RUNKEL VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 87.70% - CONTINUED                                  SHARES              VALUE
                                                                 -------------     ----------------

SAVINGS INSTITUTIONS - 3.16%
Washington Mutual, Inc.                                                 1,550       $       65,534
                                                                                   ----------------

SEMICONDUCTORS & RELATED DEVICES - 2.14%
Intel Corp.                                                             1,900               44,441
                                                                                   ----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 3.63%
Automatic Data Processing, Inc.                                         1,700               75,395
                                                                                   ----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 5.49%
Walt Disney Co.                                                         4,100              113,980
                                                                                   ----------------

SERVICES - PERSONAL SERVICES - 3.07%
H & R Block, Inc.                                                       1,300               63,700
                                                                                   ----------------

SERVICES - PREPACKAGED SOFTWARE - 3.86%
Microsoft Corp.                                                         3,000               80,130
                                                                                   ----------------

SURETY INSURANCE - 4.27%
MBIA, Inc.                                                              1,400               88,592
                                                                                   ----------------

TOTAL COMMON STOCKS (Cost $1,335,619)                                                    1,820,859
                                                                                   ----------------

MONEY MARKET SECURITIES - 12.86%
Huntington Money Market Fund IV, 1.06% (b)                            266,968              266,968
                                                                                   ----------------

TOTAL MONEY MARKET SECURITIES (Cost $266,968)                                              266,968
                                                                                   ----------------

TOTAL INVESTMENTS (Cost $1,602,587) - 100.56%                                            2,087,827
                                                                                   ----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56)%                                            (11,683)
                                                                                   ----------------

TOTAL NET ASSETS - 100.00%                                                          $    2,076,144
                                                                                   ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.




See accompanying notes which are an integral part of the financial statements.

                                       9


RUNKEL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)



ASSETS
Investments in securities, at value (cost $1,602,587)                           $    2,087,827
Interest receivable                                                                        253
Dividends receivable                                                                     2,937
Receivable from advisor                                                                 14,328
                                                                               ----------------
     TOTAL ASSETS                                                                    2,105,345
                                                                               ----------------

LIABILITIES
Due to affiliates                                                                        2,947
Accrued expenses                                                                        26,254
                                                                               ----------------
     TOTAL LIABILITIES                                                                  29,201
                                                                               ----------------

NET ASSETS                                                                      $    2,076,144
                                                                               ================

NET ASSETS CONSIST OF:
Paid in capital                                                                 $    1,594,910
Accumulated undistributed net investment income                                             80
Accumulated net realized (loss) on investments                                          (4,086)
Net unrealized appreciation on investments                                             485,240
                                                                               ----------------

NET ASSETS                                                                      $    2,076,144
                                                                               ================

Shares outstanding, (2 million authorized, with par value of $0.01 per share)          109,019
                                                                               ================

NET ASSET VALUE
Offering and redemption price per share                                         $        19.04
                                                                               ================


See accompanying notes which are an integral part of the financial statements.

                                       10


RUNKEL VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)



INVESTMENT INCOME
Dividend income                                                $       24,247
Interest income                                                           747
                                                              ----------------
  TOTAL INCOME                                                         24,994
                                                              ----------------

EXPENSES
Investment advisor fee (a)                                              9,466
Insurance expenses                                                      9,099
Transfer agent expenses                                                 8,769
Administration expenses                                                 7,586
Legal expenses                                                          7,562
Fund accounting expenses                                                7,058
Auditing expenses                                                       6,302
Registration expenses                                                   3,025
Custodian expenses                                                      2,007
Pricing expenses                                                        1,189
Miscellaneous expenses                                                    501
Printing expenses                                                         184
                                                              ----------------
  TOTAL EXPENSES                                                       62,748
Management fees waived and expenses reimbursed (a)                    (53,283)
                                                              ----------------
Total operating expenses                                                9,465
                                                              ----------------
NET INVESTMENT INCOME                                                  15,529
                                                              ----------------


REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment securities                              6,334
Change in unrealized appreciation (depreciation)
   on investment securities                                           140,615
                                                              ----------------
Net realized and unrealized gain on investments                       146,949
                                                              ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $      162,478
                                                              ================


(a) See Note 3 to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

                                       11

RUNKEL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                DECEMBER 31, 2004            YEAR ENDED
INCREASE IN NET ASSETS DUE TO:                                     (UNAUDITED)             JUNE 30, 2004
                                                            -------------------------    -------------------
OPERATIONS
  Net investment income                                      $                 15,529     $           6,491
  Net realized gain/(loss) on investment securities                             6,334                58,481
  Change in net unrealized appreciation                                       140,615               163,470
                                                            --------------------------   -------------------
  Net increase in net assets resulting from operations                        162,478               228,442
                                                            --------------------------   -------------------
DISTRIBUTIONS
  From net investment income                                                  (19,467)               (4,748)
  From net realized gain                                                       (4,988)                    -
                                                            --------------------------   -------------------
  Total distributions                                                         (24,455)               (4,748)
                                                            --------------------------   -------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                    79,600               211,776
  Reinvestment of distributions                                                24,456                 4,748
  Amount paid for shares repurchased                                             (195)              (82,481)
                                                            --------------------------   -------------------
  Net increase in net assets resulting
     from share transactions                                                  103,861               134,043
                                                            --------------------------   -------------------
TOTAL INCREASE IN NET ASSETS                                                  241,884               357,737
                                                            --------------------------   -------------------

NET ASSETS
  Beginning of period                                                       1,834,260             1,476,523
                                                            --------------------------   -------------------

  End of period                                              $              2,076,144     $       1,834,260
                                                            ==========================   ===================

  Accumulated undistributed net investment income            $                     80     $           4,019
                                                            --------------------------   -------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                   4,322                12,146
  Shares issued in reinvestment of distributions                                1,284                   272
  Shares repurchased                                                              (10)               (4,678)
                                                            --------------------------   -------------------

  Net increase from capital share transactions                                  5,596                 7,740
                                                            --------------------------   -------------------

  Shares outstanding, beginning of period                                     103,423                95,683
                                                            --------------------------   -------------------

  Shares outstanding, end of period                                           109,019               103,423
                                                            ==========================   ===================


See accompanying notes which are an integral part of the financial statements.

                                       12

RUNKEL VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING EACH PERIOD                          FOR THE SIX
                                                                   MONTHS ENDED
                                                                 DECEMBER 31, 2004          YEAR ENDED           YEAR ENDED    (a)
                                                                    (UNAUDITED)            JUNE 30, 2004        JUNE 30, 2003
                                                               ----------------------    ------------------    ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of year                              $              17.74      $          15.43      $        15.00
                                                               ----------------------    ------------------    ----------------
Income from investment operations
  Net investment income                                                         0.14                  0.06                0.04
  Net realized and unrealized gain                                              1.38                  2.30                0.41
                                                               ----------------------    ------------------    ----------------
Total from investment operations                                                1.52                  2.36                0.45
                                                               ----------------------    ------------------    ----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                   (0.18)                (0.05)              (0.02)
  From net realized gain                                                       (0.04)                    -                   -
                                                               ----------------------    ------------------    ----------------
Total distributions                                                            (0.22)                (0.05)              (0.02)
                                                               ----------------------    ------------------    ----------------

Net asset value, end of year                                    $              19.04      $          17.74      $        15.43
                                                               ======================    ==================    ================

TOTAL RETURN                                                                  10.16% (b)            15.28%               3.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000)                                   $              2,076      $          1,834      $        1,477
Ratio of expenses to average net assets                                        1.00% (c)             1.00%               1.00%
Ratio of expenses to average net assets
   before waiver & reimbursement                                               6.62% (c)             6.94%               9.11%
Ratio of net investment income to
   average net assets                                                          1.64% (c)             0.38%               0.35%
Ratio of net investment loss to
   average net assets before waiver & reimbursement                           (3.98)%(c)           (5.56)%             (7.76)%
Portfolio turnover rate                                                        8.79%                18.66%              28.09%

(a) The Fund commenced operations on July 1, 2002.
(b) Not annualized
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                                RUNKEL VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 (UNAUDITED)

NOTE 1.  ORGANIZATION

Runkel Value Fund (the "Fund") is the initial series of Runkel Funds, Inc. (the "Corporation"). The Corporation is an open-end, management investment company that was organized as a Maryland corporation on March 20, 2002. The Fund currently offers one class of shares to investors. The Fund commenced operations on July 1, 2002. The Fund is a non-diversified series and its investment objective is to achieve long-term capital appreciation. The Corporation may offer new series and new classes of series at any time. The Fund's principal office is 903 Chevy Street, Belmont, California 94002. The Fund's investment advisor is Runkel Advisors, LLC (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Trust (the "Board"). For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

                                RUNKEL VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                    DECEMBER 31, 2004 (UNAUDITED) - CONTINUED

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

As of June 30, 2004, the Fund had a capital loss carryover of $5,432, which expires in 2011, available to offset future capital gains, if any.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor has been a registered investment advisor since April 2002. Thomas J. Runkel, sole owner of Runkel Advisors, LLC is the portfolio manager of the Fund. Mr. Runkel also serves as Chairman, President, Secretary, Treasurer and Chief Compliance Officer of the Corporation.

Under the Investment Advisory Agreement between the Corporation and the Advisor dated July 1, 2002, (the "Advisory Agreement"), the Advisor is responsible for providing a continuous investment program for the Fund, subject to the supervision of the Board of Directors. The Advisor determines the securities to be purchased, retained or sold by the Fund. The Advisor is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Advisor. As compensation for its services under the Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. The Advisor has contractually agreed to reimburse expenses of the Fund and/or waive fees in order to ensure that total Fund operating expenses (not including brokerage commissions, 12b-1 fees, if any, taxes, interest and extraordinary expenses) on an annual basis do not exceed 1.00% for the fiscal year ending June 30, 2005. For the six months ended December 31, 2004, the Advisor waived management fees of $9,466 and reimbursed Fund expenses of $43,817. Any fee returned or waived or payments made by the Advisor shall be reimbursed by the Fund in subsequent fiscal years to the extent operating expenses are less than the percentage limitation set forth; provided however, that no such reimbursement shall be made in any fiscal year which is more than three full fiscal years after the period in which the fee was returned or waived or such payment was made, and all reimbursements will be credited on a first-in, first-out basis. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $201,115 at June 30, 2004, which expire as follows:

                YEAR                        AMOUNT
                ----                     -----------
                2006                     $  99,515
                2007                       101,600

                                RUNKEL VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                    DECEMBER 31, 2004 (UNAUDITED) - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Fund paid no fees to officers and directors for the six months ended December 31, 2004. Independent directors are entitled to reimbursement for the expenses of attending board meetings.

Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, recordkeeping and other management-related services. Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year with a minimum fee of $10,500, plus out of pocket expenses. For its services as fund accountant, Unified receives a fee of 0.05% for the first $50 million in average net assets, subject to a minimum annual fee of $14,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $15,050. The fund administration, fund accountant, and transfer agent fees are subject to a discount for average net assets less than $2 million.

Unified Financial Securities, Inc. (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

The Board of Directors has adopted a Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Plan authorizes the Fund to pay to the Advisor, as distribution coordinator, a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders. The Fund or the Advisor may pay all or a portion of this fee to any registered securities dealer, financial institution or any other person who provides assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Plan provides that no fees will be paid from the Fund's inception through the fiscal year ending June 30, 2005.


NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2004, purchases and sales from sales of investment securities, (excluding short-term securities and U.S. government obligations) were as follows:


                                      Amount
                                  ---------------
             PURCHASES                 $ 150,964

             SALES                     $ 162,964

                                RUNKEL VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                    DECEMBER 31, 2004 (UNAUDITED) - CONTINUED

NOTE 4.  INVESTMENT TRANSACTIONS - CONTINUED

As of December 31, 2004, the net unrealized appreciation of investments for tax purposes were as follows:


                                                       AMOUNT
                                                   ---------------
              Gross Appreciation                        $ 485,240
              Gross (Depreciation)                              -
                                                   ---------------
              Net Appreciation on Investments           $ 485,240
                                                   ===============

The cost basis of investment in securities for tax purposes was $1,602,587.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31, 2004, Richard A. Runkel held 39.87% of the outstanding Fund shares.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 29, 2003, an ordinary income distribution of $0.0476 per share was declared. The dividend went ex on December 30, 2003 and was paid to shareholders of record on December 31, 2003. The income distributions paid during the fiscal years ended June 30, 2004 and 2003 are as follows:

Distributions paid from:             2004            2003
                                 -------------    ------------
       Ordinary Income                $ 4,748         $ 1,961
       Long-Term Capital Gain               -               -
                                 -------------    ------------
                                      $ 4,748         $ 1,961
                                 =============    ============

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $ 4,019
Capital loss carryforward                    (5,432)
Unrealized appreciation                     344,625
                                     ---------------
                                          $ 343,212
                                     ===============

On December 31, 2004, the Fund paid an investment income dividend of $.1807 per share and a long-term capital gain dividend of $0.0463 per share to shareholders of record on December 28, 2004. The total amount of the income dividend paid was $19,467 and the total amount of the capital gain dividend paid was $4,988.

                       DIRECTORS AND OFFICERS (UNAUDITED)

The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officer of the Fund are shown below. The Fund's Statement of Additional Information contains additional information about Fund directors and is available, without charge, upon request by calling 1-800-419-5159.

   ============================== ================ =============== ============================== ================= =============
                                                                                                     NUMBER OF
                                    POSITION(S)       TERM OF                                      PORTFOLIOS IN       OTHER
                                  HELD WITH FUND     OFFICE AND       PRINCIPAL OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
   NAME, ADDRESS, AND AGE                            LENGTH OF          DURING PAST 5 YEARS         OVERSEEN BY       HELD BY
                                                    TIME SERVED                                       DIRECTOR        DIRECTOR
   ------------------------------ ---------------- --------------- ------------------------------ ----------------- -------------

   Interested Directors and
   Officers:                      Chairman,        Indefinite      Chairman, President,                  1              None
   Thomas J. Runkel               President,       term; Since     Secretary, Treasurer and
   Born:  10/14/58                Secretary,       Fund's          Chief Compliance Officer
                                  Treasurer and    inception       Runkel Funds, Inc., March
   903 Chevy Street,              Chief                            2002-Present; Manager,
   Belmont, CA 94002              Compliance                       Runkel Advisors, LLC, March
                                  Officer                          2002-Present; Portfolio
                                                                   Trader and Manager, Franklin
                                                                   Templeton Funds, Oct.
                                                                   1983-January 2002.
   ------------------------------ ---------------- --------------- ------------------------------ ----------------- -------------
   Independent Directors:
   Laird Foshay                   Director         Indefinite      Owner of Adelaida Ranch               1              None
   Born:  04/03/59                                 term; Since     (diversified agricultural
   903 Chevy Street                                Fund's          enterprise) may 1999 -
   Belmont, CA 94002                               inception       Present.  Founder of
                                                                   INVESTools, Inc. from 1994
                                                                   to May, 1999; director of
                                                                   Telescan Inc. June, 1999 to
                                                                   August, 2000; President of
   Penelope S. Alexander          Director         Indefinite      M&T Publishing from 1982 to           1          Chairman,
   Born: 09/28/60                                  term; Since     1992.                                            National
   903 Chevy Street                                October 27,                                                      Investment
   Belmont, CA 94002                               2004            Senior Vice President, Human                     Company
                                                                   Resources-US, Franklin                           Service
                                                                   Templeton Companies, LLC                         Association,
                                                                   (corporate services),                            1998 -
                                                                   2002-present; Vice                               present
                                                                   President, Franklin
                                                                   Resources, Inc. (financial
                                                                   services holding company),
                                                                   2002-present; Senior Vice
                                                                   President, Franklin
                                                                   Templeton Investor Services,
                                                                   LLC, 1987-1992.
   ------------------------------ ---------------- --------------- ------------------------------ ----------------- -------------

The Audit Committee is a standing committee of the Fund and consists of the Independent Directors. They meet at least annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors.

The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions.

The Valuation Committee is a standing committee of the Fund that will meet only in the event that the Fund's Valuation Procedures require the Board to determine the fair market value of a security for which a price is not readily available. Any one director shall constitute a quorum of the Committee.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free (800) 419-5159 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is continued in the Fund's SAI
- Form N-PX contains information regarding how the Fund voted proxies during the twelve month period ended June 30, 2004, is available without charge upon request by (1) calling the Fund at (800) 419-5159 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
   -----------


DIRECTORS AND PRINCIPAL OFFICERS
Thomas J. Runkel, Chairman, President, Secretary and Treasurer
Laird Foshay, Director
Penelope Alexander, Director

INVESTMENT ADVISOR
Runkel Advisors, LLC
903 Chevy Street
Belmont, CA 94002

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Thompson Coburn, LLP
One U.S. Bank Plaza
St. Louis, Missouri 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, Ohio 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS. NOT APPLICABLE

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. NOT APPLICABLE

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  NOT APPLICABLE.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 3, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)  Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Runkel Funds, Inc.
              --------------------------------------

By (Signature and Title)
*        /s/ Thomas J. Runkel
----------------------------------------------------
         Thomas J. Runkel, President

Date     March 6, 2005
----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*        /s/ Thomas J. Runkel
----------------------------------------------------
         Thomas J. Runkel, President

Date   March 6, 2005
----------------------------------------------------

By (Signature and Title)
*        /s/ Thomas J. Runkel
----------------------------------------------------
         Thomas J. Runkel, Treasurer

Date    March 6, 2005
----------------------------------------------------